Investment Strategy	Nov. 04, 2025
Catalyst Insider Buying Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a portfolio of common stocks and a multi-risk premia strategy that provides exposure to quantitative investment strategies.

The Fund invests in common stocks of U.S. companies, including real estate investment trusts (“REITs”), and American Depositary Receipts (“ADRs”). The Fund purchases positions in stocks that are experiencing insider buying by corporate executives, directors, large shareholders or activist shareholders. The Fund may invest in companies of any market capitalization, including smaller-sized companies, but intends to emphasize larger capitalization stocks.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider and large shareholder buying and selling activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders and large or activist shareholders know more about the prospects of the company than anybody else.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund also invests in an absolute return, multi-risk premia strategy with exposure to various asset classes and strategies that have historically demonstrated the potential to produce attractive total return over the long term with low to moderate correlation to equities and bonds. The Fund seeks to gain this exposure by investing in one or more structured notes and/or one or more non-exchange-traded total return swap contracts.

The absolute return, multi-risk premia strategy (i.e., a multi-risk factor strategy) attempts to capture various sources of systematic risk premia in the capital markets. Risk premia refers to sources of return derived from accepting risks beyond those inherent in traditional broad market exposures, such as long-only broad-market equity and bond indexes. Risk premia are considered the building blocks of many variable (i.e., non-linear) and hedged investment strategies. Risk premia strategies typically use publicly traded instruments and tend to have lower correlation to equities and bonds, as well as to one another.

The multi-risk premia strategy provides exposure to a blend of Carry, Momentum, Value and Volatility Risk Premia across equity, commodity, foreign exchange and fixed income markets and invests in futures and options on equity indices, commodities, government bonds and non-government bonds, interest rates and currency forwards.

●	Carry Risk Premia: Captures the tendency for higher yielding assets to outperform lower yielding assets over time. Typical Carry Risk Premia strategies include having long, high carry assets and short, low carry assets. An example is to synthetically buy high yielding currency forward contracts and sell low yielding currency forward contracts.

●	Momentum Risk Premia: Captures the tendency for assets that have performed well in the recent past to continue to perform well, and assets that have performed poorly in the recent past to continue to perform poorly. Typical Momentum Risk Premia strategies include being long historically high performing assets and being short historically low performing assets. An example is to synthetically buy positive trending futures and sell negatively trending futures across multiple asset classes.

●	Volatility Risk Premia: Captures the behavioral tendency of markets to over-exaggerate implied or expected volatility. Typical Volatility Risk Premia strategies include being short an asset’s expected end-of-day price standard deviation (implied volatility) and being long an asset’s realized end-of-day price standard deviation (realized volatility) over a specified period. An example would be writing ultra short put options on the S&P 500 Index with an intra-day delta hedge.
●	Value Risk Premia: Captures the behavioral tendency of asset prices to mean revert to fair value anchors. Typical Value Risk Premia strategies include short term mean-reversion strategies that use price and fundamental indicators to open short positions in “overbought” assets and open long positions in “oversold” assets. An example would be to open short positions in overbought currency pairs and open long positions in oversold currency pairs.

The allocations across these risk premia strategies are made at the discretion of the Advisor with the intent to best complement the common stocks held by the Fund.

Investments in Subsidiary

The Advisor executes a portion of the Fund’s strategy by investing up to 25% of the Fund’s total assets in the Subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary invests the majority of its assets in structured notes and total return swap contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

Catalyst Energy Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by primarily investing in the publicly-listed equity securities of U.S. and Canadian companies that generate a majority of their cash flow from midstream energy infrastructure activities. The Fund’s strategy aims to achieve current income and capital appreciation over the long-term. The Fund may also invest in the equity securities of master limited partnerships (“MLPs”) engaged in energy-related businesses. Most of the entities in which the Fund invests derive a majority of their revenue from energy infrastructure-related activities, including treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, or refined products. Under normal conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in companies that derive a majority of their revenue from energy infrastructure activities. The Fund may invest in U.S. and foreign issuers of any market capitalization.

The Fund intends to be taxed as a regulated investment company (“RIC”) and comply with all RIC-related restrictions, including limiting its investment in entities taxed as limited partnerships, including MLPs, to 25%.

SL Advisors, LLC, the Fund’s investment sub-advisor (the “Sub-Advisor”), utilizes an investment selection process that includes the analysis of various qualitative and quantitative factors. In evaluating securities for inclusion in the investment portfolio, the Sub-Advisor considers current distribution yield and likely growth prospects of the issuer of the security. Those issuers with a demonstrated history of stable and growing distributions are favored, as are those with well-regarded management teams. Each issuer’s competitive position is also evaluated, as is its new projects, its likelihood of successful execution, and its impact on future distribution growth. Securities will be sold when other appropriate securities are available with superior return prospects.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Distribution Policy: The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Catalyst Energy Infrastructure Fund Distribution Policy and Goals” section in the Fund’s Prospectus.

Catalyst/MAP Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund primarily invests in equity securities of U.S. and foreign issuers including, without limitation, sponsored American Depositary Receipts (“ADRs”). The Fund may invest in the securities of companies with market capitalization volume of $300 million or more. The Fund may also write covered call options on its equity positions. The allocation of the Fund’s investments to U.S. and foreign issuers and among various levels of market capitalizations may vary substantially depending on various factors, including market conditions, but under normal conditions at least 40% of the Fund’s assets are invested in securities of issuers domiciled in at least 3 countries outside of the United States, and at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity securities. Equity securities include equity securities and options on equity securities.

Managed Asset Portfolios, LLC, the Fund’s investment sub-advisor (the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where a catalyst may unlock the intrinsic value of the company. Stocks are subsequently removed from the portfolio when the stock exceeds its estimated fair market value or when there is a change or deterioration at the company that causes the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

Catalyst/Lyons Tactical Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by combining a tactical allocation process intended to offer downside protection during significant market declines, with individual stock selection. Lyons Wealth Management, LLC, the Fund’s investment sub-advisor (the “Sub-Advisor”), uses a proprietary quantitative risk model that seeks to remain fully invested in equities continuously during bull market conditions, and to shift defensive only during sustained periods of heightened equity market risk. This binary model is intended to identify extended time periods during which risk levels are anticipated to remain either acceptable for owning stocks or elevated above the expected reward.

Asset allocation between stocks or bonds is determined monthly based on the risk model’s binary output. A positive reading generally indicates that long-term market risk remains at a level the Sub-Advisor believes is currently acceptable for owning stocks, and results in a portfolio allocation to equities. A negative reading indicates that market risk has reached levels the Sub-Advisor believes are typically indicative of long-term, significant market declines, and results in a portfolio shift to fixed income securities. The portfolio may shift allocation at any point during the quarter, but generally reallocation only occurs upon the systematic month-end signal readings. The Sub-Advisor anticipates that the model may sustain a given signal for extended periods of time, potentially for multi-year periods.

The Fund’s default allocation is to equities. While maintaining equity exposure, the Sub-Advisor invests in a concentrated portfolio of stocks selected for earnings efficiency, company strength, and relative value. Stock selection is based on the Sub-Advisor’s proprietary ranking model that ranks stocks according to fundamental criteria. The Fund invests in U.S. listed mid-cap, large-cap and mega-cap companies. While maintaining an equity allocation, the Fund is reconstituted and rebalanced quarterly.

The Fund’s defensive portfolio consists of fixed income securities. Securities are selected for investment based on yields, prices, yield to maturity, duration and risk. The Fund may invest in domestic, investment-grade fixed income securities of any duration and maturity, but it generally will invest in short-term and intermediate-term U.S. Treasury bills and notes with one to ten years to maturity at the time of issuance. These fixed income positions are sold when the risk model produces a positive signal, and a new equity portfolio is established based on an updated stock selection model ranking.

Catalyst Dynamic Alpha Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. In addition to common stocks, other types of equity securities in which the Fund may invest include real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”). Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities defined as common stocks, REITs and ADRs. The Fund is managed using an approach that imposes no limits or restrictions on the market capitalization of its investments. The Fund’s investment strategy focuses on individual stock selection, taking into consideration the stock’s industry group. Using quantitative measures established by Cookson, Peirce & Co., Inc., the Fund’s investment sub-advisor ( the “Sub-Advisor”), the Fund seeks to purchase equities which have stronger relative performance than other equities.

The Fund believes that the whole market approach provides one main advantage: it allows a shareholder to participate in all major areas of the U.S. equity market in a single fund, including companies of all sizes with both growth and value characteristics. In so doing, the Fund uses a proprietary, disciplined and quantitative process so that more stocks can be analyzed on a weekly basis more objectively than by following a more traditional, labor intensive investment process. The Sub-Advisor uses this process to continually analyze equity securities across various industries as candidates for purchase by the Fund. From the universe of stocks, the Sub-Advisor employs a proprietary analysis based on stock and industry strength, volatility and other factors to select particular stocks to buy, sell or hold. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.